SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.SUBSEQUENT EVENTS

On March 10, 2015, Xiangshui Hengneng  Electricity Generation Co., Ltd. (“Trina Xiangshui”) entered into a loan agreement with Bank of Beijing for the construction of solar power projects located in Yancheng City, Jiangsu Province, China. The total credit facility under the agreement is RMB 658.0 million ($106.9 million as of the exchange rate applicable on the date of the agreement), which can be drawn down within 364 days from the date that the loan agreement was entered into and matures on March 10, 2027. Interest is due quarterly in arrears and the interest rate is 1.08 times the prevailing base lending rate pronounced by PBOC for loans of similar duration. The loan contains a financial covenant which requires Trina Xiangshui to maintain specified debt to asset ratio on quarterly basis. The loan is guaranteed by Trina China, and pledged by the electricity income of Trina Xiangshui and 100% equity interests in Trina Xiangshui held by Jiangsu Trina Solar Power Development Co., Ltd.